Concentrations of Credit Risk - Concentrations of Credit (Detail) (USD $)	Dec. 31, 2014
Lessors of Nonresidential Buildings [Member]
Concentration Risk [Line Items]
Tier I Risk Based Capital, Amount	$ 12,219,442
Tier I Capital, Percentage	39.60%
Lessors of Residential Buildings and Dwellings [Member]
Concentration Risk [Line Items]
Tier I Risk Based Capital, Amount	9,790,236
Tier I Capital, Percentage	31.70%
General Government Support [Member]
Concentration Risk [Line Items]
Tier I Risk Based Capital, Amount	$ 9,411,713
Tier I Capital, Percentage	30.50%